Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Amounts due to affiliate companies

	December 31, 2017	December 31, 2016
Navios Holdings	$(265)	$(54)